Lease Commitments (Tables)	3 Months Ended
Nov. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Leases

As of November 30, 2017, the future minimum lease payments under non-cancelable operating leases were:

Year ended November 30, 2018	$38,700
Year ended November 30, 2019	35,986
Year ended November 30, 2020	18,680
Total	$93,366